Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (20,646)	SFr (21,326)		SFr (21,326)
Balance at end of period	(17,537)	(20,646)		(17,537)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(694)	(95)	SFr 103	(95)	SFr 206
Increase/(decrease)	(127)	(601)	(19)	(728)	(110)
Reclassification adjustments, included in net income	(123)	2	(22)	(121)	(34)
Total increase/(decrease)	(250)	(599)	(41)	(849)	(144)
Balance at end of period	(944)	(694)	62	(944)	62
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(16,560)	(16,739)	(15,534)	(16,739)	(17,528)
Increase/(decrease)	765	179	(471)	944	1,523
Reclassification adjustments, included in net income	0	0	0	0	0
Total increase/(decrease)	765	179	(471)	944	1,523
Balance at end of period	(15,795)	(16,560)	(16,005)	(15,795)	(16,005)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	8	13	13	13	13
Increase/(decrease)	(1)	(5)	0	(6)	0
Reclassification adjustments, included in net income	0	0	0	0	0
Total increase/(decrease)	(1)	(5)	0	(6)	0
Balance at end of period	7	8	13	7	13
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,644)	(2,705)	(3,662)	(2,705)	(3,727)
Increase/(decrease)	1	(1)	(89)	0	(92)
Reclassification adjustments, included in net income	60	62	78	122	146
Total increase/(decrease)	61	61	(11)	122	54
Balance at end of period	(2,583)	(2,644)	(3,673)	(2,583)	(3,673)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	348	365	432	365	456
Increase/(decrease)	0	0	0	0	0
Reclassification adjustments, included in net income	(18)	(17)	(24)	(35)	(48)
Total increase/(decrease)	(18)	(17)	(24)	(35)	(48)
Balance at end of period	330	348	408	330	408
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(1,104)	(2,165)	(2,019)	(2,165)	(2,570)
Increase/(decrease)	2,546	1,050	(514)	3,596	(9)
Reclassification adjustments, included in net income	6	11	31	17	77
Total increase/(decrease)	2,552	1,061	(483)	3,613	68
Balance at end of period	1,448	(1,104)	(2,502)	1,448	(2,502)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(20,646)	(21,326)	(20,667)	(21,326)	(23,150)
Increase/(decrease)	3,184	622	(1,093)	3,806	1,312
Reclassification adjustments, included in net income	(75)	58	63	(17)	141
Total increase/(decrease)	3,109	680	(1,030)	3,789	1,453
Balance at end of period	(17,537)	(20,646)	(21,697)	(17,537)	(21,697)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(19,359)		(19,359)
Balance at end of period	(15,742)			(15,742)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(95)		(95)	205
Increase/(decrease)				(727)	(109)
Reclassification adjustments, included in net income				(121)	(34)
Total increase/(decrease)				(848)	(143)
Balance at end of period	(943)		62	(943)	62
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(16,760)		(16,760)	(17,517)
Increase/(decrease)				934	1,473
Reclassification adjustments, included in net income				0	0
Total increase/(decrease)				934	1,473
Balance at end of period	(15,826)		(16,044)	(15,826)	(16,044)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		13		13	13
Increase/(decrease)				(6)	0
Reclassification adjustments, included in net income				0	0
Total increase/(decrease)				(6)	0
Balance at end of period	7		13	7	13
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(429)		(429)	(460)
Increase/(decrease)				0	(85)
Reclassification adjustments, included in net income				4	0
Total increase/(decrease)				4	(85)
Balance at end of period	(425)		(545)	(425)	(545)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(6)		(6)	(11)
Increase/(decrease)				(1)	(1)
Reclassification adjustments, included in net income				1	1
Total increase/(decrease)				0	0
Balance at end of period	(6)		(11)	(6)	(11)
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(2,082)		(2,082)	(2,469)
Increase/(decrease)				3,516	(5)
Reclassification adjustments, included in net income				17	77
Total increase/(decrease)				3,533	72
Balance at end of period	1,451		(2,397)	1,451	(2,397)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		SFr (19,359)		(19,359)	(20,239)
Increase/(decrease)				3,716	1,273
Reclassification adjustments, included in net income				(99)	44
Total increase/(decrease)				3,617	1,317
Balance at end of period	SFr (15,742)		SFr (18,922)	SFr (15,742)	SFr (18,922)